United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 4/30/17

Date of Reporting Period: 4/30/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
April 30, 2017
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2017, was 3.01% for the Institutional Shares and 2.76% for the Service Shares. The 3.01% total return of the Institutional Shares for the reporting period consisted of 3.44% of dividends and -0.43% of appreciation in the net asset value of shares. The total return of the Bloomberg Barclays U.S. Intermediate Credit Index, a broad-based securities market index (BBICI),1 was 2.15% during the same period. The total return of the Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was 3.02% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBICI were: (1) sector/industry selection; (2) security selection; and (3) the effect of changing interest rates, referred to as “duration.”3
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
As the reporting period opened, the U.S. economy continued to expand at its slow and steady pace of low single digits (based on the change of real GDP year-over-year) on growth from consumer spending as private investment spending remained subdued. Growing consumer confidence led to stronger sales of new cars and trucks and of new and existing homes, no doubt helped by lower gasoline prices brought about by the early 2016 oil price rout and the subsequent drop in U.S. Treasury yields, which led to lower mortgage rates. In very late June, the British voted to leave the European Union (“Brexit”), which led to a flight to the safety of government bonds. Although Treasury yields hit all-time lows in early July, with the 10-year Treasury reaching 1.35%, the market's risk appetite returned quickly following actions taken by the Bank of England combined with solid corporate earnings and modestly better U.S. economic data. Towards the close of the calendar year, the unexpected election of Donald Trump as the next President of the United States sparked a significant sell-off in U.S. Treasuries as well as a rally in risky assets as the financial markets incorporated into asset prices his pro-growth plans for lower taxes, less regulation and fiscal stimulus. In mid-December, the Federal Reserve (the “Fed”) raised rates for the only time during the calendar year citing the solid labor market and modestly improving economic growth. The calendar year ended with the federal funds target range at 0.50%-0.75% and the 10-year U.S. Treasury at 2.44%. As the reporting period closed, the risk-on environment
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1

that arose from expectations for faster economic growth and higher interest rates had paused as progress on the GOP/Trump legislative agenda slowed and geo-political risks such as North Korea and the conflict in Syria increased.
Corporate spreads started the reporting period at close to the widest levels for the year. Following the rebound in commodity prices and a temporary Brexit-induced widening, spreads then tightened steadily throughout the remainder of the reporting period. Robust new-issue, corporate supply was readily absorbed throughout the period. Steady demand for corporate bonds combined with stable corporate credit fundamentals helped support credit spreads during the reporting period.
sector/INDUSTRY selection
The decision to overweight or underweight specific corporate sectors and/or ratings quality detracted from Fund performance relative to the BBICI. Broadly, the Fund was overweight lower-quality investment-grade,4 securities (i.e., those in the “BBB”-rated category),5 which helped performance for the reporting period. On a sector-specific basis, exposure to Banking, Energy, Communications, Basic Materials and Insurance contributed positively. On the negative side, Consumer Non-cyclicals, Capital Goods and Consumer Cyclicals detracted from Fund performance. The Fund was also underweight high-quality sectors such as Local Authority, Sovereigns and Supranationals. These sectors underperformed the BBICI, and therefore, the positioning was a positive contributor to Fund performance.
security selection
Overall, security selection had a positive effect on Fund performance during the reporting period. Individual issuers that added the most to performance included: Army Hawaii Housing, Murray Street Investment Trust, Nationwide Mutual and Regional Diversified Funding. Issuers that detracted the most included: Union Central Life, Textron, General Motors and Becton Dickinson.
Duration management
Interest rates moved higher over the course of the reporting period, and, on average, the Fund was positioned with less interest rate sensitivity (98%) than the BBICI. However, the negative impact from the decline in rates during the earlier part of the reporting period was only partially offset by the positive benefit from the subsequent rise in rates during the remainder of the period. The Fund employed derivatives6 such as U.S. Treasury futures as a means to adjust duration targets. Overall, the use of U.S. Treasury futures played a negative role in executing the Fund's duration strategy.
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1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBICI.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCBFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Intermediate Corporate Bond Fund from April 30, 2007 to April 30, 2017, compared to the Bloomberg Barclays U.S. Intermediate Credit Index (BBICI)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2017
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2017
	1 Year	5 Years	10 Years
Institutional Shares	3.01%	3.37%	4.39%
Service Shares	2.76%	3.12%	4.13%
BBICI	2.15%	2.98%	4.71%
LCBFA	3.02%	3.58%	5.06%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BBICI and LCBFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BBICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with maturity between one and ten years. It is composed of the Bloomberg Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Effective August 24, 2016, the name of the BBICI changed from “Barclays U.S. Intermediate Credit Index” to “Bloomberg Barclays U.S. Intermediate Credit Index.” The BBICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.1%
Foreign Government Debt Securities	0.7%
Derivative Contracts[2]	0.0%
Cash Equivalents[3]	1.3%
Other Assets and Liabilities—Net[4]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2017
Principal Amount or Shares			Value
		CORPORATE BONDS—97.1%
		Basic Industry - Chemicals—1.4%
$580,000		Albemarle Corp., 4.15%, 12/1/2024	$607,813
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	360,280
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,285,302
490,000		RPM International, Inc., 6.50%, 2/15/2018	508,503
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	102,635
		TOTAL	2,864,533
		Basic Industry - Metals & Mining—2.6%
500,000		Alcoa Corp., Sr. Unsecd. Note, 6.75%, 7/15/2018	532,293
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	245,443
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	846,019
580,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	611,900
440,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	454,979
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,258,433
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	151,985
1,200,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,325,369
		TOTAL	5,426,421
		Basic Industry - Paper—0.6%
150,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	157,620
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	838,527
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	238,292
		TOTAL	1,234,439
		Capital Goods - Aerospace & Defense—1.6%
600,000	[1,2]	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	604,823
270,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	273,714
280,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	289,959
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	445,050
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	879,935
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2042	764,750
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	58,132
		TOTAL	3,316,363
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—0.7%
$500,000		Masco Corp., Sr. Secd. Note, 3.50%, 4/1/2021	$515,000
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	340,646
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	708,125
		TOTAL	1,563,771
		Capital Goods - Construction Machinery—0.4%
780,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	852,366
		Capital Goods - Diversified Manufacturing—3.6%
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	317,638
888,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	986,937
650,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	716,374
300,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	299,370
650,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	660,408
1,680,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	1,787,953
705,000		Roper Technologies, Inc., 2.05%, 10/1/2018	707,321
577,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	590,618
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	214,342
395,000		Valmont Industries, Inc., 5.25%, 10/1/2054	366,378
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	418,925
400,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	392,822
190,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	189,561
		TOTAL	7,648,647
		Communications - Cable & Satellite—2.0%
510,000		CCO Safari II LLC, 3.579%, 7/23/2020	527,707
190,000		CCO Safari II LLC, 4.464%, 7/23/2022	202,384
600,000		CCO Safari II LLC, 4.908%, 7/23/2025	644,474
600,000		Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	583,158
490,000		Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	492,421
915,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	900,904
570,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	577,250
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	207,747
		TOTAL	4,136,045
		Communications - Media & Entertainment—3.5%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,308
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	279,608
1,065,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	1,086,778
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—continued
$1,000,000		CBS Corp., 3.70%, 8/15/2024	$1,025,155
500,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	541,229
150,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	157,734
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	369,247
277,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	290,198
750,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	783,203
500,000		S&P Global, Inc., Sr. Unsecd. Note, 3.300%, 8/14/2020	512,899
550,000		Viacom, Inc., Sr. Unsecd. Note, 2.25%, 2/4/2022	533,918
150,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	144,263
600,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	605,873
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	923,387
		TOTAL	7,284,800
		Communications - Telecom Wireless—0.9%
500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	548,409
680,000		Crown Castle International Corp., Sr. Secd. Note, 3.40%, 2/15/2021	694,713
300,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	294,240
300,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	281,080
		TOTAL	1,818,442
		Communications - Telecom Wirelines—2.1%
600,000		AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	601,379
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	255,611
200,000		AT&T, Inc., Sr. Unsecd. Note, 4.45%, 4/1/2024	210,806
370,000		AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	402,091
200,000		AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	198,816
660,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	707,850
485,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	536,768
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	277,075
570,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	499,058
580,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	641,519
		TOTAL	4,330,973
		Consumer Cyclical - Automotive—3.1%
600,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	603,404
1,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	1,003,120
500,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	505,175
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$400,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	$403,722
625,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	635,201
700,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	704,280
950,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	952,987
440,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	440,421
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	505,553
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	805,256
		TOTAL	6,559,119
		Consumer Cyclical - Leisure—0.8%
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,699,302
		Consumer Cyclical - Lodging—0.2%
450,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	489,938
		Consumer Cyclical - Retailers—2.1%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	745,058
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	320,116
610,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	605,929
460,000		AutoZone, Inc., Sr. Unsecd. Note, 3.75%, 6/1/2027	464,615
236,497	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	256,114
500,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	509,850
380,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	402,303
500,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	469,842
500,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	538,389
110,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	110,719
		TOTAL	4,422,935
		Consumer Cyclical - Services—1.4%
1,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	1,291,011
250,000		Expedia, Inc., 4.50%, 8/15/2024	263,282
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	549,827
500,000		Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	509,597
280,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	284,940
		TOTAL	2,898,657
		Consumer Non-Cyclical - Food/Beverage—7.4%
750,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	752,036
1,500,000		Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,519,909
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Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,100,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	$1,126,922
210,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	200,140
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,006,537
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	1,042,904
1,000,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	978,727
340,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	326,341
380,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	377,117
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	509,208
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	793,535
770,000	[1,2]	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	780,033
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,096,974
850,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	867,797
520,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	504,564
1,000,000		PepsiCo, Inc., 2.15%, 10/14/2020	1,009,017
750,000		PepsiCo, Inc., 2.75%, 4/30/2025	743,585
730,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	734,928
60,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	61,346
850,000		Tyson Foods, Inc., 3.95%, 8/15/2024	875,934
240,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	256,986
		TOTAL	15,564,540
		Consumer Non-Cyclical - Health Care—1.7%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	438,023
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	585,398
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	755,389
250,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	251,827
280,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	271,786
220,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	217,711
670,000		Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.35%, 4/1/2027	682,281
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	240,701
250,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	252,923
		TOTAL	3,696,039
		Consumer Non-Cyclical - Pharmaceuticals—3.3%
300,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	303,343
900,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	912,802
Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$310,000		AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	$313,157
200,000		Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	204,063
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,347,302
500,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	510,345
340,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	352,804
200,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	214,251
750,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	733,229
330,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	326,327
640,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	620,873
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	583,769
600,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	559,758
		TOTAL	6,982,023
		Consumer Non-Cyclical - Products—0.1%
250,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	256,979
		Consumer Non-Cyclical - Supermarkets—0.2%
500,000		Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	502,330
		Consumer Non-Cyclical - Tobacco—0.3%
320,000	[1,2]	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	332,288
270,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	328,488
		TOTAL	660,776
		Energy - Independent—1.1%
600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	593,233
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	243,268
445,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	450,977
500,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	506,598
525,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	522,368
		TOTAL	2,316,444
		Energy - Integrated—2.0%
261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	260,473
500,000		BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	504,997
590,000		BP Capital Markets PLC, Unsecd. Note, 1.676%, 5/3/2019	589,368
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	732,311
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	1,113,750
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$620,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	$610,626
400,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	395,251
		TOTAL	4,206,776
		Energy - Midstream—2.4%
400,000		Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	408,108
210,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	222,701
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	681,921
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	517,846
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 2/15/2027	206,767
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	438,422
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	646,610
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	400,878
705,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	691,258
750,000		Williams Partners LP, 5.25%, 3/15/2020	809,338
		TOTAL	5,023,849
		Energy - Oil Field Services—0.4%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	103,500
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	308,071
300,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	316,206
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	48,400
		TOTAL	776,177
		Energy - Refining—0.8%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	351,386
250,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	258,668
1,000,000		Valero Energy Corp., 9.375%, 3/15/2019	1,132,620
		TOTAL	1,742,674
		Financial Institution - Banking—19.3%
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series F, 2.60%, 9/14/2020	1,013,757
715,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	733,608
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	654,843
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	248,416
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,518,372
Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	$1,018,047
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	481,844
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	494,299
1,800,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	1,961,177
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	807,946
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	664,074
500,000		Citigroup, Inc., 4.125%, 7/25/2028	500,809
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	484,422
1,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,008,201
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,278,704
635,000		Comerica, Inc., 3.80%, 7/22/2026	641,439
1,099,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	1,105,058
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	246,493
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	756,547
940,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	927,534
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	753,499
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	504,582
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	993,040
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	254,446
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	515,576
1,000,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	1,072,422
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	502,160
750,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	736,905
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	467,350
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.375%, 3/10/2020	251,881
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	254,514
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	532,418
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	1,083,186
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	504,083
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,538,803
Annual Shareholder Report
14

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	$1,211,460
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.695%, 12/1/2021	1,147,525
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	606,676
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	1,538,905
1,650,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,804,097
750,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	815,605
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	499,352
1,169,220	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	784,009
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	910,613
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	769,059
220,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	215,910
250,000		US Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	252,330
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	506,135
250,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	252,735
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,883,651
		TOTAL	40,708,517
		Financial Institution - Broker/Asset Mgr/Exchange—3.4%
990,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	1,084,399
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	413,817
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	105,235
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,193,903
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	840,861
220,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	229,569
280,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	302,727
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	551,359
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	901,614
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	408,991
150,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	153,614
500,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.30%, 4/1/2027	501,239
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	472,814
		TOTAL	7,160,142
		Financial Institution - Finance Companies—3.0%
150,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.50%, 5/26/2022	152,601
720,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	746,419
Annual Shareholder Report
15

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$937,000		Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	$1,062,233
2,144,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	2,161,416
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	568,579
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	502,615
950,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,035,137
		TOTAL	6,229,000
		Financial Institution - Insurance - Health—0.4%
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	255,772
405,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	426,392
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	221,467
		TOTAL	903,631
		Financial Institution - Insurance - Life—2.2%
700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	793,422
450,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	592,007
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	256,602
148,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	240,684
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	448,700
500,000	[1,2]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	500,147
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	788,164
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	277,419
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	311,434
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	535,013
		TOTAL	4,743,592
		Financial Institution - Insurance - P&C—1.1%
200,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	201,369
250,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	251,347
300,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	308,618
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	241,223
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	287,834
Annual Shareholder Report
16

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$700,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	$1,139,323
		TOTAL	2,429,714
		Financial Institution - REIT - Apartment—0.6%
400,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	410,468
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	502,479
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	288,726
		TOTAL	1,201,673
		Financial Institution - REIT - Healthcare—0.8%
600,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	621,008
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	808,536
310,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	310,777
		TOTAL	1,740,321
		Financial Institution - REIT - Office—0.4%
250,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	251,851
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	618,341
		TOTAL	870,192
		Financial Institution - REIT - Other—1.1%
700,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	710,157
490,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	496,894
500,000		Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	532,081
500,000		ProLogis LP, Sr. Unsecd. Note, 2.75%, 2/15/2019	507,131
		TOTAL	2,246,263
		Financial Institution - REIT - Retail—1.4%
650,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	674,092
646,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	657,939
100,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	101,947
500,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	538,455
505,000		Regency Centers LP, Sr. Unsecd. Note, 6.00%, 6/15/2020	554,288
300,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	328,990
		TOTAL	2,855,711
		Municipal Services—0.8%
551,947	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	611,303
915,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,010,087
		TOTAL	1,621,390
Annual Shareholder Report
17

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Sovereign—0.8%
$825,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	$889,870
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	849,513
		TOTAL	1,739,383
		Technology—7.4%
545,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	557,016
835,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	831,235
1,000,000		Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	1,022,316
250,000		Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	249,541
650,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	663,447
340,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	354,681
167,000		BMC Software, Inc., 7.25%, 6/1/2018	172,195
230,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	233,334
580,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	589,836
500,000		Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	502,981
400,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.42%, 6/15/2021	420,225
480,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.02%, 6/15/2026	529,637
410,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	407,199
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,230,883
145,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	154,238
300,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	303,624
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	952,978
500,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	526,662
500,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	520,744
1,250,000		Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	1,226,112
750,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	719,398
350,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	353,218
200,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	200,562
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	990,762
355,000		SAIC, Inc., Company Guarantee, 5.950%, 12/1/2040	344,963
345,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	359,605
250,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	271,426
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	367,212
Annual Shareholder Report
18

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$572,605
		TOTAL	15,628,635
		Transportation - Airlines—0.3%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	540,521
		Transportation - Railroads—0.2%
178,959		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	193,278
300,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	297,747
		TOTAL	491,025
		Transportation - Services—0.9%
420,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	463,579
750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	754,493
190,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	187,552
340,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	342,387
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	154,862
		TOTAL	1,902,873
		Utility - Electric—5.0%
310,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, 3.85%, 10/1/2025	323,042
420,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	425,931
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	402,773
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,001,250
180,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	180,317
360,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	359,480
280,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	272,853
240,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	227,674
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	268,225
113,273	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	113,693
400,000		National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	399,824
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,527,141
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	141,275
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	947,644
Annual Shareholder Report
19

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	$301,579
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	119,886
580,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	613,887
750,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	730,139
530,000		Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	527,585
250,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	243,800
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	869,019
550,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	568,569
		TOTAL	10,565,586
		Utility - Natural Gas—1.1%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	224,006
300,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	300,869
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	835,076
600,000		Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	595,635
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	303,408
		TOTAL	2,258,994
		Utility - Natural Gas Distributor—0.2%
550,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	531,517
		TOTAL CORPORATE BONDS (IDENTIFIED COST $198,655,958)	204,644,038
		FOREIGN GOVERNMENTS/AGENCIES—0.7%
		Sovereign—0.7%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	339,840
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,067,299
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,308,622)	1,407,139
		INVESTMENT COMPANY—1.3%
2,652,770	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[5] (IDENTIFIED COST $2,653,566)	2,653,566
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $202,618,146)[6]	208,704,743
		OTHER ASSETS AND LIABILITIES - NET—0.9%[7]	1,922,138
		TOTAL NET ASSETS—100%	$210,626,881
Annual Shareholder Report
20

At April 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 10-Year Long Futures	65	$8,171,719	June 2017	$136,098
8U.S. Treasury Long Bond Short Futures	72	$11,013,750	June 2017	$(190,856)
8U.S. Treasury Ultra Bond Short Futures	21	$3,421,688	June 2017	$(63,996)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(118,754)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $41,391,907, which represented 19.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $38,908,596, which represented 18.5% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $202,643,843.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
21

The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$203,860,029	$784,009	$204,644,038
Foreign Governments/Agencies	—	1,407,139	—	1,407,139
Investment Company	2,653,566	—	—	2,653,566
TOTAL SECURITIES	$2,653,566	$205,267,168	$784,009	$208,704,743
Other Financial Instruments[1]
Assets	$136,098	$—	$—	$136,098
Liabilities	(254,852)	—	—	(254,852)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(118,754)	$—	$—	$(118,754)
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
MTN	—Medium Term Note
GMTN	—Global Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.34	$9.55	$9.61	$10.40	$10.09
Income From Investment Operations:
Net investment income	0.28	0.33	0.35	0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.20)	(0.05)	(0.24)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.13	0.30	0.17	0.73
Less Distributions:
Distributions from net investment income	(0.29)	(0.33)	(0.35)	(0.42)	(0.42)
Distributions from net realized gain on investments and futures contracts	(0.02)	(0.01)	(0.01)	(0.54)	—
TOTAL DISTRIBUTIONS	(0.31)	(0.34)	(0.36)	(0.96)	(0.42)
Net Asset Value, End of Period	$9.30	$9.34	$9.55	$9.61	$10.40
Total Return[1]	3.01%	1.46%	3.22%	1.85%	7.41%
Ratios to Average Net Assets:
Net expenses	0.57%	0.56%	0.56%	0.56%	0.56%
Net investment income	3.06%	3.56%	3.66%	4.20%	4.14%
Expense waiver/reimbursement[2]	0.17%	0.19%	0.19%	0.24%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$188,122	$222,484	$249,125	$216,134	$239,453
Portfolio turnover	29%	28%	16%	20%	28%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.34	$9.55	$9.62	$10.40	$10.09
Income From Investment Operations:
Net investment income	0.26	0.31	0.33	0.40	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.20)	(0.06)	(0.25)	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.11	0.27	0.15	0.71
Less Distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.33)	(0.39)	(0.40)
Distributions from net realized gain on investments and futures contracts	(0.02)	(0.01)	(0.01)	(0.54)	—
TOTAL DISTRIBUTIONS	(0.29)	(0.32)	(0.34)	(0.93)	(0.40)
Net Asset Value, End of Period	$9.30	$9.34	$9.55	$9.62	$10.40
Total Return[1]	2.76%	1.21%	2.86%	1.71%	7.14%
Ratios to Average Net Assets:
Net expenses	0.82%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.81%	3.31%	3.41%	3.84%	3.90%
Expense waiver/reimbursement[2]	0.40%	0.40%	0.39%	0.43%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,505	$24,296	$29,217	$34,610	$150,899
Portfolio turnover	29%	28%	16%	20%	28%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and Liabilities
April 30, 2017
Assets:
Total investment in securities, at value including $2,653,566 of investment in an affiliated holding (Note 5) (identified cost $202,618,146)		$208,704,743
Restricted cash (Note 2)		324,413
Income receivable		2,147,594
Receivable for shares sold		211,542
Receivable for daily variation margin on futures contracts		27,462
TOTAL ASSETS		211,415,754
Liabilities:
Payable for shares redeemed	$378,800
Income distribution payable	295,435
Payable to adviser (Note 5)	6,184
Payable for administrative fees (Note 5)	1,361
Payable for portfolio accounting fees	65,972
Payable for other service fees (Notes 2 and 5)	8,569
Accrued expenses (Note 5)	32,552
TOTAL LIABILITIES		788,873
Net assets for 22,655,632 shares outstanding		$210,626,881
Net Assets Consist of:
Paid-in capital		$203,356,419
Net unrealized appreciation of investments and futures contracts		5,967,843
Accumulated net realized gain on investments and futures contracts		1,467,399
Distributions in excess of net investment income		(164,780)
TOTAL NET ASSETS		$210,626,881
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($188,122,285 ÷ 20,235,085 shares outstanding), no par value, unlimited shares authorized		$9.30
Service Shares:
Net asset value per share ($22,504,596 ÷ 2,420,547 shares outstanding), no par value, unlimited shares authorized		$9.30
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Operations
Year Ended April 30, 2017
Investment Income:
Interest			$8,370,903
Dividends received from an affiliated holding (Note 5)			20,066
TOTAL INCOME			8,390,969
Expenses:
Investment adviser fee (Note 5)		$1,155,571
Administrative fee (Note 5)		180,982
Custodian fees		15,494
Transfer agent fee		84,016
Directors'/Trustees' fees (Note 5)		2,824
Auditing fees		27,500
Legal fees		8,929
Portfolio accounting fees		109,504
Distribution services fee (Note 5)		60,201
Other service fees (Notes 2 and 5)		109,500
Share registration costs		29,982
Printing and postage		24,936
Miscellaneous (Note 5)		20,541
TOTAL EXPENSES		1,829,980
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(343,500)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(109,570)
TOTAL WAIVERS AND REIMBURSEMENTS		(453,070)
Net expenses			1,376,910
Net investment income			7,014,059
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $280 on sales of investments in affiliated holdings (Note 5))			2,595,547
Net realized gain on futures contracts			306,276
Net change in unrealized appreciation of investments			(3,097,981)
Net change in unrealized appreciation of futures contracts			(326,265)
Net realized and unrealized loss on investments and futures contracts			(522,423)
Change in net assets resulting from operations			$6,491,636
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets
Year Ended April 30	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,014,059	$8,404,395
Net realized gain on investments and futures contracts	2,901,823	219,615
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,424,246)	(5,526,576)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,491,636	3,097,434
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,505,510)	(7,570,586)
Service Shares	(697,062)	(830,846)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(524,755)	(241,572)
Service Shares	(62,923)	(29,497)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,790,250)	(8,672,501)
Share Transactions:
Proceeds from sale of shares	55,807,982	72,716,445
Net asset value of shares issued to shareholders in payment of distributions declared	3,820,124	3,994,367
Cost of shares redeemed	(94,482,290)	(102,697,975)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(34,854,184)	(25,987,163)
Change in net assets	(36,152,798)	(31,562,230)
Net Assets:
Beginning of period	246,779,679	278,341,909
End of period (including (distributions in excess of) undistributed net investment income of $(164,780) and $23,733, respectively)	$210,626,881	$246,779,679
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Notes to Financial Statements
April 30, 2017
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
28

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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29

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $453,070 is disclosed in various locations in this Note 2 and Note 5.
Annual Shareholder Report
30

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$49,369	$(49,369)
Service Shares	60,131	—
TOTAL	$109,500	$(49,369)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code, and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Annual Shareholder Report
31

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $15,341,388 and $16,153,125 respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(118,754)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$306,276

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(326,265)
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report
32

Additional information on restricted securities, excluding securities purchased under Rule 144Athat have been deemed liquid by the Trustees, if applicable, held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,157,171	$784,009
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,699,302
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2017		Year Ended 4/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,677,739	$52,720,218	7,322,897	$67,896,107
Shares issued to shareholders in payment of distributions declared	340,676	3,171,289	350,398	3,259,284
Shares redeemed	(9,594,738)	(89,104,106)	(9,956,222)	(92,832,880)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,576,323)	$(33,212,599)	(2,282,927)	$(21,677,489)

	Year Ended 4/30/2017		Year Ended 4/30/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	330,686	$3,087,764	519,894	$4,820,338
Shares issued to shareholders in payment of distributions declared	69,706	648,835	79,058	735,083
Shares redeemed	(579,974)	(5,378,184)	(1,058,621)	(9,865,095)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(179,582)	$(1,641,585)	(459,669)	$(4,309,674)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,755,905)	$(34,854,184)	(2,742,596)	$(25,987,163)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$7,202,572	$8,401,432
Long-term capital gains	$ 587,678	$271,069
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$(2,649)
Undistributed long term capital gains	$1,374,342
Net unrealized appreciation	$5,898,769
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments on wash sales.
At April 30, 2017, the cost of investments for federal tax purposes was $202,643,843. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $6,060,900. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,273,968 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,213,068.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2017, the Adviser voluntarily waived $339,618 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$60,201	$(60,201)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2017, FSSC received $1,703 and reimbursed $49,369 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2017, the Adviser reimbursed $3,882. Transactions involving the affiliated holding during the year ended April 30, 2017, were as follows:
	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	6,250,976	98,135,950	(101,734,156)	2,652,770	$2,653,566	$20,066
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2017, were as follows:
Purchases	$64,880,933
Sales	$94,344,097
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the year ended April 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the year ended April 30, 2017, the program was not utilized.
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9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:
We have audited the accompanying statement of assets and liabilities of Federated Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 23, 2017

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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,007.80	$2.84
Service Shares	$1,000	$1,006.50	$4.08
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.00	$2.86
Service Shares	$1,000	$1,020.70	$4.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2016
FEDERATED INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was at the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
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allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX
R6	FSILX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2016 through April 30, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2017, was 0.95% for Class A Shares, 1.57% for Institutional Shares, 1.34% for Service Shares, 1.71% for Class Y Shares and 1.59% for R6 Shares.1 The 1.71% for the Class Y Shares for the reporting period consisted of 1.59% of taxable dividends and 0.12% in appreciation in the net asset value of shares. The total return of the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (BB1-3GCI)2 was 0.76%. The total return of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),3 a peer group average for the Fund, was 1.78% during the same period. The Fund's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BB1-3GCI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BB1-3GCI were: (1) a higher allocation to credit-sensitive securities relative to the BB1-3GCI; (2) allocations to “out-of-index” sectors like securitized debt (residential and commercial mortgage-backed securities4 and asset-backed securities–“RMBS,” “CMBS” and “ABS,” respectively) and modest allocations to “higher-beta, out-of-index” sectors like high yield,5 bank loans6 and non-agency mortgages; and (3) the Fund's interest rate and yield curve positioning.
The following discussion will focus on the performance of the Fund's Class Y Shares.
MARKET OVERVIEW
The Fund's performance during the reporting period reflected mild weakness at the short end of the U.S. Treasury yield curve, which was more than offset by strong performance of credit-sensitive securities. Interest rates rose over the reporting period,7 with considerable rate volatility occurring during the period. The 2-year U.S. Treasury note yield increased by 38 basis points over the reporting period, from 0.78% at April 30, 2016 to 1.26% at April 30, 2017. The Federal Reserve (the Fed) raised the federal funds target rate by 0.25% in December, then by an additional 0.25% in March. General spread tightening in domestic risk assets occurred over most of the reporting period, though the fourth quarter of 2016 saw short-term credit spreads widen as the result of changes to U.S. money market fund regulation. The change to a fluctuating net asset value calculation for “prime” (credit-sensitive) institutional (non-retail investor) money market funds significantly reduced the size of this market, forcing issuers who had traditionally used it as a source of funding to look elsewhere, which had the effect of raising funding costs relative to Treasury
Annual Shareholder Report

securities.8 Spreads widened as the market adjusted to the regulatory change, then reversed early in 2017, with a tightening trend continuing for the remainder of the reporting period.
SECURITY SELECTION
With regard to security selection, only one individual security added more than 3 basis points of return (the SLM Private Education Loan Trust 2013, Class A2B, which added 4 basis points). One security, the Carlyle Global Market Strategies Commodities Fund 2014-1, Class A, subtracted 19 basis points, while no other security subtracted more than 1 basis point. Overall, security selection added 34 basis points of return relative to the BB1-3GCI, although the majority of portfolio securities were “out-of-index” holdings, meaning they are not included in that index. Two of the Fund's investments in affiliated “core” portfolios, the Bank Loan Core Portfolio and the High Yield Core Portfolio, added 19 and 18 basis points of return, respectively (Federated Core Portfolios are diversified, sector-specific sub-portfolios managed by associated Federated fixed-income investment teams). Since the Core portfolios are sector-specific investments, this can also be considered sector-based return as well as security-related return.
sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both “credit sensitive” sectors of the Fund, i.e., the corporate debt and ABS allocations in the Fund (the latter not included in the BB1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted the entire period. A position in mortgage securities (also not included in the BB1-3GCI), was maintained for the duration of the period, with much of this in “credit” mortgage positions like commercial MBS and prime U.K. and U.S. non-agency RMBS. Being underweight in Treasuries helped performance relative to the benchmark, while being overweight in corporates and structured securities (both RMBS and CMBS, as well as ABS) had a modest positive effect on Fund performance over the reporting period. With credit spreads generally tightening during the reporting period, the related price appreciation plus the amount of additional yield generated by being overweight in credit-sensitive holdings added value relative to the index in the amount of 82 basis points. The BB1-3GCI had a majority of its weighting (76%) in U.S. government securities.
Duration/Yield curve
Fund duration9 was generally maintained at a level well below that of the BB1-3GCI over the reporting period, despite the use of long positions in 5-year Treasury note futures contracts.10 The use of interest rate derivatives to add interest rate exposure to that provided by the physical portfolio detracted from overall performance as interest rates increased during the reporting period. Despite a rally in the government yield curve from mid-March highs through
Annual Shareholder Report

the end of the reporting period, the Fund's shorter interest rate positioning relative to the BB1-3GCI generated 15 basis points of alpha relative to the index for the reporting period (21 basis points excluding the effects of the Fund's derivative positions). Inflationary pressure and expectations began to increase over the course of the period, and these, along with a robust employment picture and a slowly, albeit continually, expanding economy caused the Fed to raise interest rates twice. In order to mitigate the effect of higher rates on the portfolio, the Fund employed a liberal allocation to floating rate securities, which provided both capital protection and higher yield from upward coupon resets as interest rates rise.
1	The Fund's R6 Shares commenced operations on January 20, 2017. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In that period, in accordance with SEC guidance, the R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the BB1-3GCI.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the LSIGDFA.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment grade securities.
6	In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
7	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
8	The Fund is not a “money market” mutual fund. Some money market mutual funds attempt to maintain a stable net asset value through compliance with relevant Securities and Exchange Commission (SEC) rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
9	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
10	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Short-Term Income Fund from April 30, 2007 to April 30, 2017, compared to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (BB1-3GCI),2 the Fund's broad-based securities market index, the 0-3 Year Composite Index which consists of 30% BofA Merrill Lynch 1-3 Year U.S. Corporate Index, 30% BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index, 20% BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index and 20% BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2017
■	Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
Annual Shareholder Report

Growth of a $100,000 INVESTMENT–CLASS Y SHARES
Growth of $100,000 as of April 30, 2017
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 4/30/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-0.11%	0.37%	1.81%
Institutional Shares	1.57%	1.17%	2.50%
Service Shares	1.34%	0.97%	2.30%
Class Y Shares	1.71%	1.33%	2.66%
Class R6 Shares[5]	1.59%	1.14%	2.43%
BB1-3GCI	0.76%	0.93%	2.32%
0-3C	1.26%	1.36%	1.89%
LSIGDFA	1.78%	1.32%	2.24%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BB1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2	The BB1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years and is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Effective August 24, 2016, the name of the BB1-3GCI changed from “Barclays 1-3 Year U.S. Government/Credit Index” to “Bloomberg Barclays 1-3 Year U.S. Government/Credit Index.” The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The 0-3C is a blended index of four separate indexes that are produced by Merrill Lynch, Pierce, Fenner & Smith and track various security types. The BofA Merrill Lynch 1-3 Year U.S. Corporate Index is a subset of the BofA Merrill Lynch U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with an average life less than three years. The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index is a subset of the BofA Merrill Lynch U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The BofA Merrill Lynch 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the BofA Merrill Lynch U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

4	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5	The Fund's R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the R6 Shares, the performance information shown is for Institutional Shares for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	39.1%
Asset-Backed Securities	35.4%
Collateralized Mortgage Obligations	9.4%
Floating Rate Loans	2.9%
Commercial Paper	2.6%
Mortgage-Backed Securities[3]	2.6%
U.S. Treasury and Agency Securities[4]	2.1%
Project and Trade Finance	0.6%
Municipal Bonds	0.1%
Derivative Contracts[5,6]	0.0%
Other Security Types[7]	0.1%
Cash Equivalents[8]	5.9%
Other Assets and Liabilities—Net[9]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Represents less than 0.1%.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Other Security Types consist of a common stock.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2017
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$4,485	[1]	FHLMC ARM 390260, 1.962%, 10/01/2030	$4,502
9,360	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	9,864
5,166	[1]	FHLMC ARM 420196, 5.326%, 11/01/2030	5,509
2,322	[1]	FHLMC ARM 606116, 2.609%, 9/01/2019	2,327
443,341	[1]	FHLMC ARM 780443, 2.809%, 3/01/2033	462,601
137	[1]	FHLMC ARM 785167, 2.500%, 12/01/2018	137
		TOTAL	484,940
		Federal National Mortgage Association—0.2%
5,431	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	5,607
234,494	[1]	FNMA ARM 544843, 2.443%, 10/01/2027	239,443
183,529	[1]	FNMA ARM 544852, 2.420%, 4/01/2028	187,483
307,371	[1]	FNMA ARM 544884, 2.445%, 5/01/2034	315,836
466,604	[1]	FNMA ARM 556379, 2.038%, 5/01/2040	472,092
120,913	[1]	FNMA ARM 556388, 2.038%, 5/01/2040	122,346
644,388	[1]	FNMA ARM 618128, 1.838%, 8/01/2033	649,442
		TOTAL	1,992,249
		Government National Mortgage Association—0.0%
5,571	[1]	GNMA ARM 8902, 2.000%, 30 Year, 1/20/2022	5,630
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,459,573)	2,482,819
		ASSET-BACKED SECURITIES—35.2%
		Auto Receivables—12.9%
586,920	[1]	Ally Auto Receivables Trust 2016-1, Class A2A, 1.20%, 8/15/2018	586,892
3,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,021,926
2,000,000	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,052,128
2,500,000		BMW Vehicle Lease Trust 2016-1, Class A4, 1.51%, 6/20/2019	2,497,210
3,000,000	[1]	BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,988,090
3,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class B, 2.52%, 5/16/2022	2,988,056
2,000,000	[1]	California Republic Auto Receivable Trust 2016-2, Class C, 3.51%, 3/15/2023	1,952,182
4,621,823	[1,2,3]	Chesapeake Funding LLC 2016 1A, Class A2, 2.062%, 3/15/2028	4,632,190
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$9,000,000	[2,3]	Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	$9,129,634
3,500,000	[1,2,3]	Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,529,738
1,600,000	[2,3]	Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	1,602,243
735,874	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	735,543
2,144,019	[2,3]	Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	2,144,914
1,500,000	[1,2,3]	Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	1,497,938
4,000,000	[1]	Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	4,007,289
5,000,000	[1]	GM Financial Automobile Leasing Trust 2015-3, Class A3, 1.69%, 3/20/2019	5,006,104
6,150,000	[1]	GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,150,335
2,500,000	[1,2,3]	GM Financial Consumer Automobile 2017-1A, Class C, 2.81%, 7/17/2023	2,507,443
9,025,000	[1,2,3]	General Motors 2016-1, Class C, 2.85%, 5/17/2021	9,062,932
1,500,000	[1]	Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,473,276
3,750,000	[1]	Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,738,441
4,960,000	[1,2,3]	Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,960,530
2,000,000	[2,3]	Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	2,000,622
4,205,000	[2,3]	Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,208,503
5,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.29%, 1/17/2023	5,000,968
4,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 1.694%, 5/17/2021	4,041,084
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	5,027,088
2,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	2,020,214
5,000,000	[1,2,3]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.091%, 4/18/2022	5,002,775
43,749	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	43,756
1,023,368		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	1,027,292
1,000,000	[1]	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,020,143
4,000,000		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	4,031,394
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,600,000	[1]	Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	$2,643,228
3,150,000		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	3,150,054
2,000,000	[2,3]	Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,987,050
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,963,449
6,000,000	[1]	World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.48%, 8/15/2022	6,030,636
		TOTAL	127,463,290
		Credit Card—13.9%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.694%, 2/16/2021	9,041,878
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 1.494%, 12/15/2021	5,013,097
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 1.694%, 2/15/2019	11,525,159
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.384%, 10/15/2021	5,030,642
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 1.374%, 6/15/2021	8,038,291
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	5,016,422
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 1.624%, 2/15/2024	8,106,776
4,000,000	[1,2,3]	Cards II Trust, Class A, 1.514%, 7/15/2020	4,002,324
7,000,000	[1,2,3]	Cards II Trust, Class A, 1.694%, 7/15/2021	7,034,686
3,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	3,049,399
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 1.268%, 5/26/2020	4,309,063
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 1.444%, 4/15/2021	9,041,344
5,000,000		Discover Card Execution Note Trust 2015-A3, Class A, 1.45%, 3/15/2021	4,992,821
3,500,000	[1]	Discover Card Execution Note Trust 2016 - A1, Class A1, 1.64%, 7/15/2021	3,500,731
9,000,000	[1,2,3]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.714%, 4/15/2020	9,040,775
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 1.556%, 4/18/2022	5,000,922
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 1.444%, 3/15/2021	8,023,984
3,250,000	[2,3]	Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,231,710
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$6,000,000	[2,3]	Golden Credit Card Trust 2017-2A, Class A, 1.98%, 4/15/2022	$6,001,311
3,000,000	[1,2,3]	Master Credit Card Trust II 2016-1A, Class C, 2.57%, 9/23/2019	3,002,286
9,200,000	[1,2,3]	Trillium Credit Card Trust II 2016-1A, Class A, 1.711%, 5/26/2021	9,245,184
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.794%, 6/17/2019	7,004,827
		TOTAL	138,253,632
		Equipment Lease—1.6%
2,302,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	2,260,826
5,000,000	[1,2,3]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	5,025,519
1,750,000	[2,3]	Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,745,310
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	1,998,547
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	1,203,216
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,496,642
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,749,632
		TOTAL	15,479,692
		Home Equity Loan—0.4%
1,322,365	[1]	Carrington Mortgage Loan Trust, Class A3, 1.171%, 2/25/2036	1,326,446
12,323	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.474%, 1/15/2028	10,509
11,735	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 1.251%, 11/25/2036	11,705
2,223,873		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	753,103
110,539	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 2.011%, 11/25/2034	104,983
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	59,206
29,728	[1,2,3]	Quest Trust 2004 - X1, Class A, 1.651%, 3/25/2034	29,993
1,309,206	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,309,178
		TOTAL	3,605,123
		Other—6.2%
1,230,264	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.956%, 2/25/2043	1,236,127
3,012,291	[1,2,4]	Carlyle Global Market Strategies, Class A, 3.058%, 10/15/2021	1,445,900
1,940,860	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.671%, 10/25/2035	1,927,781
2,437,055	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 2.006%, 10/25/2025	2,444,341
295,309	[1]	Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	295,157
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$5,000,000	[1,2,3]	PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	$4,941,719
1,500,000	[1,2,3]	PFS Financing Corp. 2017-AA, Class A, 1.57%, 3/15/2021	1,501,448
1,500,000	[1,2,3]	PFS Financing Corp. 2017-AA, Class B, 1.94%, 3/15/2021	1,501,448
2,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class A, 2.194%, 2/18/2020	2,009,653
4,000,000	[1,2,3]	PFS Financing Corp. 2016-A, Class B, 2.744%, 2/18/2020	4,026,141
1,405,784	[1]	SLM Student Loan Trust 2011-2, Class A1, 1.591%, 11/25/2027	1,411,159
4,055,000	[2,3]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	4,073,594
10,090,403	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 2.394%, 10/15/2031	10,215,655
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 2.144%, 1/15/2026	4,045,908
1,859,409	[1,2,3]	SMB Private Education Loan Trust 2016-A, Class A1, 1.694%, 5/15/2023	1,863,175
1,202,467	[1,2,3]	SMB Private Education Loan Trust 2016-B, Class A1, 1.644%, 11/15/2023	1,205,386
1,060,344	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	1,061,562
2,890,555	[1,2,3]	Social Professional Loan Program LLC 2017-A, Class A1, 1.477%, 3/26/2040	2,900,674
2,400,000	[2,3]	Social Professional Loan Program LLC 2017-B, Class A1FX, 1.83%, 5/25/2040	2,400,813
2,834,921	[2,3]	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	2,858,914
1,881,827	[2,3]	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	1,886,758
2,732,448	[2,3]	Sofi Professional Loan Program 2016-B LLC, Class A2A, 1.68%, 3/25/2031	2,728,726
3,144,732	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 1.741%, 9/25/2056	3,153,259
		TOTAL	61,135,298
		Rate Reduction Bond—0.2%
2,296,847		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	2,493,587
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $350,674,118)	348,430,622
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.1%
		Commercial Mortgage—4.4%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 2.494%, 9/15/2026	9,464,822
1,328,617		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	1,324,621
84,536		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	84,478
1,550,289		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	1,546,960
4,475,000	[1,2,3]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.394%, 11/15/2033	4,502,969
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$2,221,917		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	$2,211,293
818,485	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	837,904
9,305,466	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 1.644%, 11/15/2045	9,306,289
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.779%, 4/10/2046	4,985,118
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 2.194%, 6/15/2045	5,007,186
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.044%, 7/15/2046	4,832,157
		TOTAL	44,103,797
		Federal Home Loan Mortgage Corporation—0.6%
534		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	543
4,110		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	4,297
16,797		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	18,535
17,448	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.344%, 2/15/2018	17,457
52,153		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	52,904
53,012		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	54,610
50,314		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	53,598
1,061,490	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 1.294%, 2/15/2036	1,059,845
126,785	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 1.454%, 2/15/2034	127,468
389,209	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 1.394%, 7/15/2036	389,750
180,952	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.744%, 7/15/2036	183,570
533,244	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.904%, 7/15/2037	541,526
351,068		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	351,226
2,995,764	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 1.169%, 4/25/2020	2,997,037
127,939	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	146,228
		TOTAL	5,998,594
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—0.8%
$20,997		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	$22,237
898		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	973
18,454		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	20,003
17,943	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	19,502
1,420	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	1,447
6,092		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	6,493
141,629		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	154,494
2		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	2
61,265	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 1.491%, 9/25/2032	61,716
15,916		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	16,421
17,126		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	17,208
294,748	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 1.421%, 6/25/2036	295,953
1,245,408	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 1.441%, 7/25/2037	1,251,058
188,059	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.991%, 6/25/2037	193,172
140,335	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 1.791%, 5/25/2039	141,597
18,794	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 1.491%, 8/25/2039	18,859
403,509	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.841%, 4/25/2037	411,669
658,233	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 1.531%, 7/25/2037	663,228
1,142,887	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 1.441%, 3/25/2041	1,145,569
3,771,652	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 1.391%, 2/25/2042	3,780,857
925		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	1,022
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$23,040		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	$24,734
		TOTAL	8,248,214
		Government Agency—0.3%
1,816,337	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,797,845
727,441	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 1.436%, 1/8/2020	728,606
		TOTAL	2,526,451
		Government National Mortgage Association—1.1%
5,006,101		Government National Mortgage Association REMIC 2013-H16 FA, 1.37%, 7/20/2063	5,007,836
5,845,879		Government National Mortgage Association REMIC 2013-H17 FA, 1.38%, 7/20/2063	5,849,650
		TOTAL	10,857,486
		Non-Agency Mortgage—1.9%
8,680	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 4.031%, 3/25/2033	8,870
74,665	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.25%, 2/3/2029	66,304
15,250		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	15,731
3,414,386	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,165,477
3,545,328	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	3,288,080
9,628	[1,2,4]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	9,628
200,091	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.050%, 9/25/2034	189,643
246		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	248
135,123	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	134,345
3,755,996	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	3,556,843
1,591,279		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,493,569
2,668,982	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,511,923
3,000,000	[1,2,3]	Silverstone Master Issuer 2015-1A, Class 2A2, 1.706%, 1/21/2070	3,011,148
163,047		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	178,952
565,274	[1]	Washington Mutual 2006-AR15, Class 1A, 1.502%, 11/25/2046	469,376
606,250	[1]	Washington Mutual 2006-AR17, Class 1A, 1.458%, 12/25/2046	529,811
56,686	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.178%, 7/25/2034	58,824
		TOTAL	18,688,772
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $91,443,087)	90,423,314
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—37.5%
		Basic Industry - Chemicals—0.5%
$5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	$5,010,355
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,500,145
2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,999,916
		TOTAL	4,500,061
		Communications - Cable & Satellite—0.4%
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,219,088
		Communications - Media & Entertainment—1.2%
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 1.414%, 9/4/2018	1,202,553
3,130,000		S&P Global, Inc., Sr. Note, 2.50%, 8/15/2018	3,153,131
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	3,005,640
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,994,860
		TOTAL	12,356,184
		Communications - Telecom Wireless—0.3%
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,148,475
		Communications - Telecom Wirelines—1.0%
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,388,905
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 1.918%, 6/17/2019	3,024,885
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.871%, 9/14/2018	2,551,555
		TOTAL	9,965,345
		Consumer Cyclical - Automotive—4.5%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,009,192
1,820,000	[2,3]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,801,789
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.155%, 1/9/2020	5,043,460
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,064,945
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	5,015,720
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.65%, 4/13/2020	3,014,556
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.708%, 1/14/2022	3,704,030
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	5,071,330
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.848%, 1/11/2022	5,071,405
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note - Sr. Note, Series 144A, 1.423%, 5/23/2017	$5,000,395
		TOTAL	44,796,822
		Consumer Cyclical - Leisure—0.2%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	2,003,574
		Consumer Cyclical - Retailers—0.4%
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,951,380
		Consumer Cyclical - Services—0.5%
3,000,000	[1]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 1.574%, 11/28/2017	2,999,190
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,128,128
		TOTAL	5,127,318
		Consumer Non-Cyclical - Food/Beverage—2.9%
2,330,000		Anheuser-Busch InBev Finance, Inc., 1.90%, 2/1/2019	2,336,326
6,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	6,542,492
3,530,000	[2,3]	Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,489,606
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,264,892
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note - Sr. Note, 1.690%, 2/1/2019	8,035,160
2,060,000	[2,3]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,067,128
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,053,475
		TOTAL	28,789,079
		Consumer Non-Cyclical - Health Care—0.3%
3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 1.430%, 10/6/2017	3,000,294
		Consumer Non-Cyclical - Pharmaceuticals—1.7%
3,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	3,004,995
6,000,000	[1]	Actavis Funding SCS, Sr. Unsecd. Note, 2.200%, 3/12/2018	6,038,418
2,140,000		Celgene Corp., Sr. Unsecd. Note, 2.125%, 8/15/2018	2,149,335
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 1.325%, 3/1/2019	2,514,102
2,940,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,912,123
		TOTAL	16,618,973
		Consumer Non-Cyclical - Products—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	688,105
		Consumer Non-Cyclical - Supermarkets—0.2%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,502,322
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.7%
$6,000,000	[1,2,3]	BAT International Finance PLC, Floating Rate Note - Sr. Note, Series 144A, 1.641%, 6/15/2018	$6,014,160
1,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	1,005,770
		TOTAL	7,019,930
		Energy - Integrated—2.4%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 1.783%, 9/26/2018	4,021,032
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.987%, 5/16/2021	5,125,805
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,236,319
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note - Sr. Note, 3.178%, 7/18/2018	3,552,500
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,811,835
6,000,000	[1]	Statoil ASA, Sr. Unsecd. Note, 1.238%, 11/9/2017	6,006,858
		TOTAL	23,754,349
		Energy - Midstream—0.6%
2,850,000	[1]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 2.45%, 6/1/2018	2,865,005
3,000,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 2.00%, 12/1/2017	3,004,656
		TOTAL	5,869,661
		Energy - Oil Field Services—0.5%
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,998,785
		Financial Institution - Banking—11.2%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,999,019
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	2,017,848
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.830%, 2/1/2019	9,063,918
1,500,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 2.198%, 1/15/2019	1,516,914
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.156%, 4/24/2023	4,008,708
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 1.862%, 12/7/2018	3,022,458
6,000,000	[1]	Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 1.755%, 4/9/2018	6,026,316
2,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	2,000,944
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,039,732
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	3,005,658
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.962%, 12/7/2018	4,030,732
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.032%, 6/7/2019	1,006,952
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 1.594%, 3/2/2020	$2,835,066
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,150,473
2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 1.743%, 9/27/2019	2,781,623
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 2.139%, 11/15/2018	10,117,830
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	4,002,016
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.643%, 3/9/2021	2,991,900
2,000,000	[1]	MUFG Americas Holdings Corp., Sr. Unsecd. Note, 1.608%, 2/9/2018	2,001,068
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.456%, 7/25/2017	6,902,581
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.695%, 12/1/2021	1,477,500
2,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, 2.003%, 1/24/2019	2,017,118
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.310%, 1/27/2020	712,222
3,000,000		PNC Bank, N.A., Series MTN, 1.60%, 6/1/2018	3,002,370
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.762%, 2/1/2022	4,031,100
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,156,116
2,935,000		SunTrust Bank, Sr. Unsecd. Note, 2.25%, 1/31/2020	2,952,296
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 1.320%, 9/11/2017	3,001,725
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 1.652%, 10/28/2019	2,015,264
5,000,000		Wells Fargo Bank, N.A., Series BKNT, 1.65%, 1/22/2018	5,006,720
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 1.912%, 7/30/2018	8,052,752
		TOTAL	110,946,939
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,033,608
		Financial Institution - Insurance - Health—0.3%
3,000,000	[1]	Aetna, Inc., Sr. Unsecd. Note, 1.756%, 12/8/2017	3,010,413
		Financial Institution - Insurance - Life—1.2%
3,000,000	[2,3]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	3,000,885
3,000,000	[1,2,3]	New York Life Global Funding, Series 144A, 1.411%, 12/15/2017	3,006,354
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.819%, 8/15/2018	6,035,490
		TOTAL	12,042,729
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—0.3%
$2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	$1,997,678
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 2.068%, 7/15/2027	814,437
		TOTAL	2,812,115
		Technology—3.8%
7,000,000	[1]	Apple, Inc., Floating Rate Note - Sr. Note, 1.334%, 5/6/2019	7,033,068
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	5,072,805
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 1.555%, 3/1/2019	6,710,774
3,590,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 3.48%, 6/1/2019	3,673,988
1,667,000	[1]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.45%, 10/5/2017	1,671,516
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,006,982
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,521,459
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	997,113
3,350,000	[2,3]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,380,800
5,000,000	[1]	Oracle Corp., Floating Rate Note - Sr. Note, 1.738%, 1/15/2019	5,048,710
		TOTAL	37,117,215
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,297,290
		Utility - Electric—1.5%
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,512,416
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.00%, 3/15/2020	2,001,568
3,000,000	[1]	Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,065,688
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,006,426
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	708,934
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,084,307
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,206,217
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	1,831,820
		TOTAL	14,417,376
		TOTAL CORPORATE BONDS (IDENTIFIED COST $369,343,717)	370,997,785
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
519		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	530
6,584		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	7,335
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$7,690		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	$7,872
		TOTAL	15,737
		Federal National Mortgage Association—0.0%
45,818		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	53,243
		Government National Mortgage Association—0.0%
17,211		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	19,263
5,991		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	7,032
		TOTAL	26,295
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $87,002)	95,275
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% (New Jersey State), 12/15/2018 (IDENTIFIED COST $1,218,924)	1,210,790
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Supranational—0.3%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,994,974)	2,971,950
		U.S. TREASURY—1.7%
		U.S. Treasury Notes—1.7%
10,000,000	[5]	United States Treasury Note, 1.625%, 6/30/2020	10,036,461
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	7,081,526
		TOTAL U.S. TREASURY (IDENTIFIED COST $17,126,570)	17,117,987
		COMMERCIAL PAPER—2.6%
		Consumer Cyclical - Automotive—0.4%
4,000,000	[2,3]	Ford Motor Credit Co. LLC CP4-2	3,924,855
		Consumer Non-Cyclical - Food/Beverage—0.3%
3,000,000	[2,3]	Anheuser-Busch INBEV WWD CP4-2	2,964,289
		Financial Institution - Banking—1.1%
4,000,000		Bayerische Landesbank CP	3,998,802
2,000,000	[2,3]	National Australia Bank Ltd., Melbourne CP4-2	1,999,319
5,000,000	[2,3]	Nordea Bank AB CP4-2	4,977,360
		TOTAL	10,975,481
Annual Shareholder Report

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued
		Sovereign—0.5%
$5,000,000	[2,3]	Corp Andina De Fomento CP4-2	$4,931,220
		Utility Gas—0.3%
3,000,000	[2,3]	Sempra Global CP4-2	2,985,791
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $25,783,776)	25,781,636
		INVESTMENT COMPANIES—13.9%[6]
2,933,972		Federated Bank Loan Core Fund	29,838,490
54,515,256		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[7]	54,531,611
3,065,650		Federated Mortgage Core Portfolio	30,165,999
747,509		Federated Project and Trade Finance Core Fund	6,877,084
2,577,488		High Yield Bond Portfolio	16,573,249
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $139,867,659)	137,986,433
		TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $1,000,999,400)[8]	997,498,611
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[9]	(7,219,131)
		TOTAL NET ASSETS—100%	$990,279,480
At April 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[10]United States Treasury Note 5-Year Long Futures	250	$29,601,563	June 2017	$210,137
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $314,756,011, which represented 31.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $313,174,973, which represented 31.6% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-day net yield.
Annual Shareholder Report

8	The cost of investments for federal tax purposes amounts to $1,002,546,842.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$2,482,819	$—	$2,482,819
Asset-Backed Securities	—	346,925,516	1,505,106	348,430,622
Collateralized Mortgage Obligations	—	90,413,686	9,628	90,423,314
Corporate Bonds	—	370,997,785[1]	—	370,997,785
Mortgage-Backed Securities	—	95,275	—	95,275
Municipal Bond	—	1,210,790	—	1,210,790
Foreign Government/Agency	—	2,971,950	—	2,971,950
U.S. Treasury	—	17,117,987	—	17,117,987
Commercial Paper	—	25,781,636	—	25,781,636
Investment Companies[2]	54,531,611	—	—	137,986,433
TOTAL SECURITIES	$54,531,611	$857,997,444	$1,514,734	$997,498,611
Other Financial Instruments[3]
Assets	$210,137	$—	$—	$210,137
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$210,137	$—	$—	$210,137
Annual Shareholder Report

1	Includes $828,449 of corporate bonds transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $83,454,822 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
3	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CP	—Commercial Paper
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.50	$8.56	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.07	0.06	0.05[1]	0.08	0.11
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	(0.06)	(0.02)	(0.11)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.00[2]	0.03	(0.03)	0.16
Less Distributions:
Distributions from net investment income	(0.07)	(0.06)	(0.06)	(0.08)	(0.11)
Net Asset Value, End of Period	$8.51	$8.50	$8.56	$8.59	$8.70
Total Return[3]	0.95%	0.03%	0.36%	(0.35)%	1.90%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.82%	0.69%	0.63%	0.84%	1.29%
Expense waiver/reimbursement[4]	0.24%	0.22%	0.21%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,738	$77,009	$77,164	$99,458	$136,514
Portfolio turnover	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.50	$8.56	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.12	0.11	0.10[1]	0.13	0.16
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	(0.06)	(0.02)	(0.11)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.05	0.08	0.02	0.21
Less Distributions:
Distributions from net investment income	(0.12)	(0.11)	(0.11)	(0.13)	(0.16)
Net Asset Value, End of Period	$8.51	$8.50	$8.56	$8.59	$8.70
Total Return[2]	1.57%	0.63%	0.94%	0.23%	2.49%
Ratios to Average Net Assets:
Net expenses	0.49%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.46%	1.27%	1.20%	1.39%	1.87%
Expense waiver/reimbursement[3]	0.22%	0.22%	0.21%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$478,362	$400,918	$664,167	$857,994	$576,453
Portfolio turnover	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.50	$8.55	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.11	0.09	0.09[1]	0.12	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.00[2]	(0.04)	(0.04)	(0.12)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.11	0.05	0.05	0.00	0.20
Less Distributions:
Distributions from net investment income	(0.10)	(0.10)	(0.09)	(0.11)	(0.15)
Net Asset Value, End of Period	$8.51	$8.50	$8.55	$8.59	$8.70
Total Return[3]	1.34%	0.54%	0.63%	0.04%	2.30%
Ratios to Average Net Assets:
Net expenses	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	1.21%	1.08%	1.01%	1.23%	1.69%
Expense waiver/reimbursement[4]	0.28%	0.26%	0.24%	0.25%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,327	$82,019	$96,168	$154,154	$238,220
Portfolio turnover	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
Year Ended April 30	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.50	$8.56	$8.59	$8.70	$8.65
Income From Investment Operations:
Net investment income	0.13	0.12	0.12[1]	0.14	0.18
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	(0.05)	(0.02)	(0.11)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.07	0.10	0.03	0.23
Less Distributions:
Distributions from net investment income	(0.13)	(0.13)	(0.13)	(0.14)	(0.18)
Net Asset Value, End of Period	$8.51	$8.50	$8.56	$8.59	$8.70
Total Return[2]	1.71%	0.79%	1.11%	0.40%	2.66%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.57%	1.44%	1.37%	1.57%	2.03%
Expense waiver/reimbursement[3]	0.24%	0.22%	0.21%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$403,852	$515,604	$404,485	$391,281	$329,649
Portfolio turnover	34%	15%	10%	28%	22%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended April 30	2017[1]
Net Asset Value, Beginning of Period	$8.49
Income From Investment Operations:
Net investment income	0.07
Net realized and unrealized loss on investments and futures contracts	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.06
Less Distributions:
Distributions from net investment income	(0.04)
Net Asset Value, End of Period	$8.51
Total Return[2]	0.72%
Ratios to Average Net Assets:
Net expenses	0.33%[3]
Net investment income	1.34%[3]
Expense waiver/reimbursement[4]	0.40%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
Portfolio turnover	34%[6]
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $500.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2017
Assets:
Total investment in securities, at value including $137,986,433 of investment in affiliated holdings (Note 5) (identified cost $1,000,999,400)		$997,498,611
Income receivable		2,610,424
Receivable for shares sold		2,385,296
Receivable for daily variation margin on futures contracts		4,376
TOTAL ASSETS		1,002,498,707
Liabilities:
Payable for investments purchased	$10,290,055
Payable for shares redeemed	1,191,982
Bank overdraft	130,390
Income distribution payable	241,254
Payable to adviser (Note 5)	15,453
Payable for administrative fees (Note 5)	6,391
Payable for distribution services fee (Note 5)	29,163
Payable for other service fees (Notes 2 and 5)	83,116
Accrued expenses (Note 5)	231,423
TOTAL LIABILITIES		12,219,227
Net assets for 116,416,110 shares outstanding		$990,279,480
Net Assets Consist of:
Paid-in capital		$999,486,040
Net unrealized depreciation of investments and futures contracts		(3,290,652)
Accumulated net realized loss on investments and futures contracts		(5,981,138)
Undistributed net investment income		65,230
TOTAL NET ASSETS		$990,279,480
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($59,737,903 ÷ 7,021,724 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share (100/99.00 of $8.51)	$8.60
Redemption proceeds per share	$8.51
Institutional Shares:
Net asset value per share ($478,361,783 ÷ 56,243,434 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Service Shares:
Net asset value per share ($48,327,436 ÷ 5,681,111 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Class Y Shares:
Net asset value per share ($403,852,258 ÷ 47,469,829 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
Class R6 Shares:
Net asset value per share ($100.25 ÷ 11.779 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share	$8.51
Redemption proceeds per share	$8.51
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2017
Investment Income:
Interest (including income on securities loaned of $3,636)			$15,771,225
Dividends received from affiliated holdings (Note 5)			3,721,511
TOTAL INCOME			19,492,736
Expenses:
Investment adviser fee (Note 5)		$4,031,656
Administrative fee (Note 5)		789,337
Custodian fees		42,839
Transfer agent fee (Note 2)		648,393
Directors'/Trustees' fees (Note 5)		9,105
Auditing fees		27,500
Legal fees		8,929
Portfolio accounting fees		179,464
Distribution services fee (Note 5)		479,425
Other service fees (Notes 2 and 5)		887,156
Share registration costs		107,339
Printing and postage		56,347
Miscellaneous (Note 5)		26,296
TOTAL EXPENSES		7,293,786
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,226,173)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(119,959)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,346,132)
Net expenses			4,947,654
Net investment income			14,545,082
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized loss of $(199,220) on sales of investments in affiliated company (Note 5))			39,161
Net realized loss on futures contracts			(580,988)
Net change in unrealized depreciation of investments			1,221,859
Net change in unrealized depreciation of futures contracts			229,470
Net realized and unrealized gain on investments and futures contracts			909,502
Change in net assets resulting from operations			$15,454,584
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended April 30,	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,545,082	$14,777,896
Net realized loss on investments and futures contracts	(541,827)	(163,961)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,451,329	(6,909,718)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,454,584	7,704,217
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(596,302)	(586,453)
Institutional Shares	(6,050,762)	(6,346,043)
Service Shares	(920,292)	(1,010,055)
Class Y Shares	(6,919,048)	(7,372,907)
Class R6 Shares	(0)[1]	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,486,404)	(15,315,458)
Share Transactions:
Proceeds from sale of shares	379,688,914	540,109,312
Net asset value of shares issued to shareholders in payment of distributions declared	11,795,919	12,551,804
Cost of shares redeemed	(477,724,280)	(711,483,283)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(86,239,447)	(158,822,167)
Change in net assets	(85,271,267)	(166,433,408)
Net Assets:
Beginning of period	1,075,550,747	1,241,984,155
End of period (including undistributed net investment income of $65,230 and $770, respectively)	$990,279,480	$1,075,550,747
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2017
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
The Fund's Class R6 shares commenced operations on January 20, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares,
Annual Shareholder Report

Institutional Shares, Service Shares and R6 Shares may bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,346,132 is disclosed in various locations in this Note 2 and Note 5. For the year ended April 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$50,064	$(10,818)
Institutional Shares	241,466	—
Service Shares	58,762	(16,931)
Class Y Shares	298,101	(62,257)
TOTAL	$648,393	$(90,006)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Class A Shares, Institutional Shares and Service Fund's Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$182,363
Institutional Shares	514,801
Service Shares	189,992
TOTAL	$887,156
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $53,223,257. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of April 30, 2017, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.25%, 2/3/2029	7/9/1999	$61,120	$66,304
Carlyle Global Market Strategies, Class A, 3.058%, 10/15/2021	5/22/2014	$3,012,291	$1,445,900
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$10,004	$9,628
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$59,206
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$210,137*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(580,988)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$229,470
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended April 30	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,497,082	$29,757,278	4,498,578	$38,275,222
Shares issued to shareholders in payment of distributions declared	68,693	584,905	67,427	573,015
Shares redeemed	(5,599,981)	(47,673,144)	(4,528,398)	(38,481,555)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,034,206)	$(17,330,961)	37,607	$366,682

Year Ended April 30	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,997,719	$195,387,154	13,493,265	$114,637,249
Shares issued to shareholders in payment of distributions declared	517,762	4,406,806	512,544	4,358,977
Shares redeemed	(14,432,194)	(122,809,864)	(44,470,866)	(378,615,827)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,083,287	$76,984,096	(30,465,057)	$(259,619,601)

Year Ended April 30	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,877,259	$15,990,734	2,106,405	$17,927,145
Shares issued to shareholders in payment of distributions declared	105,362	896,887	115,634	983,002
Shares redeemed	(5,949,303)	(50,538,063)	(3,816,196)	(32,453,619)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,966,682)	$(33,650,442)	(1,594,157)	$(13,543,472)

Year Ended April 30	2017		2016
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	16,283,007	$138,553,648	43,393,908	$369,269,696
Shares issued to shareholders in payment of distributions declared	693,817	5,907,321	780,663	6,636,810
Shares redeemed	(30,136,232)	(256,703,209)	(30,820,590)	(261,932,282)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(13,159,408)	$(112,242,240)	13,353,981	$113,974,224
Annual Shareholder Report

	Period Ended 4/30/2017[1]		Year Ended 4/30/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	12	$100	—	$—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	12	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(10,076,997)	$(86,239,447)	(18,667,626)	$(158,822,167)
1	Reflects operations for the period from January 20, 2017 (date of initial investment) to April 30, 2017.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for principal losses.
For the year ended April 30, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$5,782	$(5,782)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$14,486,404	$15,315,458
As of April 30, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$65,230
Net unrealized depreciation	$(5,048,231)
Capital loss carryforwards	$(4,223,559)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, deferral of paydown losses and reversal of write off.
At April 30, 2017, the cost of investments for federal tax purposes was $1,002,546,842. The net unrealized depreciation of investments for federal tax purposes was $5,048,231. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,942,090 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,990,321.
At April 30, 2017, the Fund had a capital loss carryforward of $4,223,559 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.
Annual Shareholder Report

Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Short-Term	Long-Term	Total
$1,411,504	$2,812,055	$4,223,559
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the year ended April 30, 2017, the Adviser voluntarily waived $2,183,503 of its fee and voluntarily reimbursed $90,006 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$364,727	$(250)
Service Shares	114,698	(29,703)
TOTAL	$479,425	$(29,953)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2017, FSC retained $269,474 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2017, FSC retained $315 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2017, FSSC received $41,136 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares, Class Y Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71%, 0.35% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2018; or (b) the date of the Fund's
Annual Shareholder Report

next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2017, the Adviser reimbursed $42,670. Transactions involving the affiliated holdings during the year ended April 30, 2017, were as follows:
	Balance of Shares Held 4/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Bank Loan Core Fund	2,320,798	622,553	(9,379)	2,933,972	$29,838,490	$1,230,796
Federated Institutional Prime Value Obligations Fund, Institutional Shares	88,457,016	452,555,023	(486,496,783)	54,515,256	$54,531,611	$238,601
Federated Mortgage Core Portfolio	4,184,044	108,098	(1,226,492)	3,065,650	$30,165,999	$980,982
Federated Project and Trade Finance Core Fund	716,876	33,220	(2,587)	747,509	$6,877,084	$285,192
High Yield Bond Portfolio	2,420,904	169,934	(13,350)	2,577,488	$16,573,249	$985,940
TOTAL OF AFFILIATED TRANSACTIONS	98,099,638	453,488,828	(487,748,591)	63,839,875	$137,986,433	$3,721,511
Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2017, were as follows:
Purchases	$327,170,151
Sales	$386,763,007
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the year ended April 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the year ended April 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated income securities trust AND SHAREHOLDERS OF federated short-term income fund:
We have audited the accompanying statement of assets and liabilities of Federated Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of April 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
June 23, 2017

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.20	$5.51
Institutional Shares	$1,000	$1,005.30	$2.44
Service Shares	$1,000	$1,004.10	$3.58
Class Y Shares	$1,000	$1,005.90	$1.74
Class R6 Shares	$1,000	$1007.20	$0.90[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.56
Institutional Shares	$1,000	$1,022.40	$2.46
Service Shares	$1,000	$1,021.20	$3.61
Class Y Shares	$1,000	$1,023.10	$1.76
Class R6 Shares	$1,000	$1023.30	$1.64[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.11%
Institutional Shares	0.49%
Service Shares	0.72%
Class Y Shares	0.35%
Class R6	0.33%
2	Actual expense information for the Fund's R6 Shares is for the period from January 20, 2017 (date of initial investment) to April 30, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 0.33%, multiplied by 101/365 (to reflect the period from initial investment to April 30, 2017). Hypothetical expense information for R6 is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
Annual Shareholder Report

Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
federated short-term income fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Annual Shareholder Report

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply
Annual Shareholder Report

breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
CUSIP 31420C563
32957 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $243,810

Fiscal year ended 2016 - $271,415

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $19,471

Fiscal year ended 2016 - $20,000

Fiscal year ended 2017- Audit consents for N-1A filings.

Fiscal year ended 2016- Audit consents for N-1A filing and N-14 merger documents.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $11,500

Fiscal year ended 2016- Service fee for tax reclaim recovery filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $38,442 and $35,281 respectively. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2016- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $328,111

Fiscal year ended 2016 - $102,302

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2017